Investments	12 Months Ended
Jun. 30, 2026
Investments [Abstract]
Investments

12. Investments

a) Changes in investments

	2025	Share of profit of a joint venture	Effect from conversion	2026
Cresca	79	(7)	(4)	68
Agrofy	1,256	-	-	1,256
	1,335	(7)	(4)	1,324

	2024	Share of profit of a joint venture	Effect from conversion	2025
Cresca	1,478	(1,424)	25	79
Agrofy	1,256	-	-	1,256
	2,734	(58)	201	1,335

b) Interest in Joint Venture

The Company holds an interest in a joint venture of Cresca S.A., which trades in agricultural and livestock products. The summarized information, based on the financial statements prepared in accordance with the accounting practices adopted in Brazil and with IFRS® Accounting Standards, and the reconciliation with the book value of the investment in the consolidated financial statements are presented below:

	2026	2025
Assets	136	164
Current	80	121
Cash and cash equivalents	80	121
Noncurrent	56	43
Other noncurrent	56	43

Liabilities	-	6
Current	-	6
Trade payables, taxes and loans	-	6
Total net assets	136	158
Company’s interest – 50%	50%	50%
Company’s interest in net assets at estimated fair value	68	79